Cover Page	Oct. 05, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 05, 2021
Entity Registrant Name	PLAINS GP HOLDINGS LP
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36132
Entity Tax Identification Number	90-1005472
Entity Address, Address Line One	333 Clay Street
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	646-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A Shares
Trading Symbol	PAGP
Security Exchange Name	NASDAQ
Entity Central Index Key	0001581990
Amendment Flag	true
Amendment Description	On October 5, 2021, Plains GP Holdings, L.P. ("PAGP" or the "Registrant") filed a Current Report on Form 8-K (the "Original Filing") to report that on October 5, 2021, pursuant to the terms of an Agreement and Plan of Merger dated as of July 12, 2021 between subsidiaries of Plains All American Pipeline, L.P. ("PAA"), a wholly-owned subsidiary of PAGP, and Oryx Midstream Holdings LLC (together with certain affiliates, "Oryx"), PAA and Oryx completed the merger, in a cashless transaction, of their respective Permian Basin assets, operations and commercial activities into a newly formed strategic joint venture, Plains Oryx Permian Basin LLC (the "Joint Venture"). The Joint Venture is owned 65% by PAA and 35% by Oryx; PAA will serve as operator of the Joint Venture. This Current Report on Form 8-K/A (this "Amendment") amends and supplements the Original Filing to provide the financial statements of Oryx and the pro forma financial information of PAGP required by Items 9.01(a) and 9.01(b) of Form 8-K. No other modifications to the Original Filing are being made by this Amendment.